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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number: ______
        This Amendment (Check only one): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shamrock Capital Advisors, Inc.
Address: 4444 Lakeside Drive
         Burbank, CA 91505

Form 13F File Number: 28-12223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J. McConnell
Title: Managing Member
Phone: (818) 845-4444

Signature, Place, and Date of Signing:


/s/  Michael J. McConnell          Burbank, CA           8/14/07
------------------------- -----------------------------  -------
       [Signature]                [City, State]          [Date]

Shamrock Partners Activist Value Fund, L.L.C. is the managing member of Shamrock Activist Value Fund GP, L.L.C. Shamrock Holdings of California, Inc. is the sole stockholder of Shamrock Capital Advisors, Inc. and, along with Stanley P. Gold, is a managing member of Shamrock Partners Activist Value Fund, L.L.C. Mr. Gold is President of Shamrock Holdings of California, Inc. and is the sole trustee of four trusts that hold, in the aggregate, approximately 50% of Shamrock Holdings, Inc., which is the sole shareholder of Shamrock Holdings of California, Inc.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         4
Form 13F Information Table Entry Total:                   10
Form 13F Information Table Value Total: $385,379 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name
1   28-12228             Shamrock Activist Value Fund GP, L.L.C.
2   28-12224             Shamrock Partners Activist Value Fund, L.L.C.
3   28-12226             Shamrock Holdings of California, Inc.
4   28-12225             Shamrock Holdings, Inc.

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                                   FORM 13F
                               INFORMATION TABLE

                        Shamrock Capital Advisors, Inc.

                          FORM 13F INFORMATION TABLE
                              AS OF DATE 6/30/07

Column 1                 Column 2 Column 3  Column 4      Column 5       Column 6  Column 7       Column 8
--------                 -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                              VOTING AUTHORITY
                         TITLE OF            VALUE    TOTAL    SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER            CLASS    CUSIP    (x$1000)  SHARES   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------           -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Agile Software Corp Del    COM    00846X105  17,050  2,115,405 SH        DEFINED   1,2,3,4  2,115,405
Coinstar Inc               COM    19259P300  74,858  2,377,945 SH        DEFINED   1,2,3,4  2,377,945
Collectors Universe Inc  COM NEW  19421R200  17,690  1,156,933 SH        DEFINED   1,2,3,4  1,156,933
eResearch Technology Inc   COM    29481V108  15,476  1,627,374 SH        DEFINED   1,2,3,4  1,627,374
iPass Inc                  COM    46261V108  49,473  9,127,950 SH        DEFINED   1,2,3,4  9,127,950
Magellan Health Svcs Inc COM NEW  559079207  78,570  1,690,778 SH        DEFINED   1,2,3,4  1,690,778
Modine Mfg Co              COM    607828100  47,300  2,092,900 SH        DEFINED   1,2,3,4  2,092,900
NuCO2 Inc                  COM    629428103  16,634    647,980 SH        DEFINED   1,2,3,4    647,980
Reddy Ice Hldgs Inc        COM    75734R105  33,546  1,176,242 SH        DEFINED   1,2,3,4  1,176,242
TNS Inc                    COM    872960109  34,782  2,413,746 SH        DEFINED   1,2,3,4  2,413,746